Basis of Preparation (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Basis Of Preparation Of Financial Statements Text Block Abstract
Schedule of consolidated financial statements
Name of Subsidiary	Place of Incorporation	Ownership
Queensgate Resources Corp.	British Columbia, Canada	100%
Queensgate Resources US Corp.	Nevada, USA	100%
Siyata Mobile (Canada) Inc.	British Columbia, Canada	100%
Siyata Mobile Israel Ltd.	Israel	100%
Signifi Mobile Inc.	Quebec, Canada	100%
ClearRF Nevada Ltd.	Nevada, USA	100%